Average Annual Total Returns - Investor Shares for Annuity - Vanguard Inflation-Protected Securities Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees or expenses) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years
Total	10.90%	4.87%	3.60%	10.99%	5.08%	3.81%	7.51%	4.44%	3.84%